Loans (Tables)	12 Months Ended
Jun. 30, 2018
Loans [Abstract]
Schedule of loan portfolio
(in thousands)	2018	2017

Residential real estate
One- to four-family	$207,075	$197,936
Multi-family	15,113	15,678
Construction	5,055	2,398
Land	677	1,304
Farm	2,295	2,062
Nonresidential real estate	32,413	29,211
Commercial and industrial	1,917	2,540
Consumer and other
Loans on deposits	1,470	1,607
Home equity	7,603	6,853
Automobile	63	42
Unsecured	508	400
	274,189	260,031

Undisbursed portion of loans in process	(2,136)	(296)
Deferred loan origination costs, net	(167)	42
Allowance for loan losses	(1,576)	(1,533)
	$270,310	$258,244

Schedule of allowance for loan losses and the recorded investment in loans by portfolio
June 30, 2018:
(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$2,977	$1,138	$4,115	$--	$--	$--
Farm	310	--	310
Nonresidential real estate	122	--	122	--	--	--
	3,409	1,138	4,547	--	--	--

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$202,960	$795	$--	$795
Multi-family			15,113	225	--	225
Construction			5,055	8	--	8
Land			677	1	--	1
Farm			1,985	6	--	6
Nonresidential real estate			32,291	321	--	321
Commercial and industrial			1,917	3	--	3
Consumer and other
Loans on deposits			1,470	3	--	3
Home equity			7,603	13	--	13
Automobile			63	--	--	--
Unsecured			508	1	--	1
Unallocated			--	--	200	200
			269,642	1,376	200	1,576
			$274,189	$1,376	$200	$1,576

* These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

June 30, 2017:
(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$3,706	$1,676	$5,382	$--	$--	$--
Nonresidential real estate	131	--	131	--	--	--
	3,837	1,676	5,513	--	--	--

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$192,554	$773	$--	$773
Multi-family			15,678	243	--	243
Construction			2,398	6	--	6
Land			1,304	4	--	4
Farm			2,062	9	--	9
Nonresidential real estate			29,080	270	--	270
Commercial and industrial			2,540	6	--	6
Consumer and other
Loans on deposits			1,607	4	--	4
Home equity			6,853	17	--	17
Automobile			42	--	--	--
Unsecured			400	1	--	1
Unallocated			--	--	200	200
			254,518	1,333	200	1,533
			$260,031	$1,333	$200	$1,533

* These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

Schedule of impaired loans by class of loans

June 30, 2018:

(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$4,115	$--	$4,507	$97	$71
Farm	310	--	310
Nonresidential real estate	122	--	122	--	--
Total	$4,547	$--	$4,939	$97	$71

June 30, 2017:

(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$5,382	$--	$5,653	$71	$71
Nonresidential real estate	131	--	131	--	--
Consumer and other
Unsecured	--	--	7	--	--
Total	$5,513	$--	$5,784	$71	$71

Schedule of recorded investment in nonaccrual and loans
	June 30, 2018		June 30, 2017
(in thousands)	Nonaccrual	Loans Past Due Over 90 Days Still Accruing	Nonaccrual	Loans Past Due Over 90 Days Still Accruing

One- to four-family residential real estate	$4,210	$2,419	$4,870	$1,770
Farm	310	--
Nonresidential real estate	708	--	151	--
Commercial and industrial	7	--
Consumer	11	--	8	11
	$5,246	$2,419	$5,029	$1,781

Schedule of loans acquired with deteriorated credit quality

June 30, 2018:

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$3,182	$4,051	$7,233	$199,842	$207,075
Multi-family	792	--	792	14,321	15,113
Construction	--	--	--	5,055	5,055
Land	--	--	--	677	677
Farm	--	--	--	2,295	2,295
Nonresidential real estate	--	269	269	32,144	32,413
Commercial and industrial	--	--	--	1,917	1,917
Consumer and other:
Loans on deposits	--	--	--	1,470	1,470
Home equity	9	5	14	7,589	7,603
Automobile	--	--	--	63	63
Unsecured	3	--	3	505	508
Total	$3,986	$4,325	$8,311	$265,878	$274,189

June 30, 2017:

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$5,193	$4,496	$9,689	$188,247	$197,936
Multi-family	--	--	--	15,678	15,678
Construction	--	--	--	2,398	2,398
Land	--	--	--	1,304	1,304
Farm	539	--	539	1,523	2,062
Nonresidential real estate	635	133	768	28,443	29,211
Commercial and industrial	--	--	--	2,540	2,540
Consumer and other:
Loans on deposits	--	--	--	1,607	1,607
Home equity	17	11	28	6,825	6,853
Automobile	--	--	--	42	42
Unsecured	13	--	13	387	400
Total	$6,397	$4,640	$11,037	$248,994	$260,031

Schedule of analysis performed, the risk category of loans by class of loans
June 30, 2018:
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$--	$1,093	$10,215	$--	$195,767
Multi-family	14,445	--	668	--	--
Construction	5,055	--	--	--	--
Land	677	--	--	--	--
Farm	1,985	--	310	--	--
Nonresidential real estate	31,700	--	713	--	--
Commercial and industrial	1,910	--	7	--	--
Consumer and other:
Loans on deposits	1,470	--	--	--	--
Home equity	7,603	--	--	--	--
Automobile	63	--	--	--	--
Unsecured	506	--	2	--	--
Total	$65,414	$1,093	$11,915	$--	$195,767

June 30, 2017:
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$--	$6,110	$9,883	$--	$181,943
Multi-family	14,541	--	1,137	--	--
Construction	2,398	--	--	--	--
Land	1,304	--	--	--	--
Farm	1,523	--	539	--	--
Nonresidential real estate	29,061	--	150	--	--
Commercial and industrial	2,513	27	--	--	--
Consumer and other:
Loans on deposits	1,607	--	--	--	--
Home equity	6,744	93	16	--	--
Automobile	42	--	--	--	--
Unsecured	396	--	4	--	--
Total	$60,129	$6,230	$11,729	$--	$181,943

Schedule of allowance for loan losses by portfolio segment

June 30, 2018:

(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$773	$164	$(240)	$98	$795
Multi-family	243	(18)	--	--	225
Construction	6	2	--	--	8
Land	4	(3)	--	--	1
Farm	9	(3)	--	--	6
Nonresidential real estate	270	51	--	--	321
Commercial and industrial	6	(3)	--	--	3
Consumer and other:
Loans on deposits	4	(1)	--	--	3
Home equity	17	(4)	--	--	13
Unsecured	1	--	--	--	1
Unallocated	200	--	--	--	200
Totals	$1,533	$185	$(240)	$98	$1,576

June 30, 2017:

(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$862	$132	$(226)	$5	$773
Multi-family	192	51	--	--	243
Construction	5	1	--	--	6
Land	2	2	--	--	4
Farm	3	6	--	--	9
Nonresidential real estate	217	53	--	--	270
Commercial and industrial	18	(12)	--	--	6
Consumer and other:
Loans on deposits	4	--	--	--	4
Home equity	11	6	--	--	17
Unsecured	1	3	(5)	2	1
Unallocated	200	--	--	--	200
Totals	$1,515	$242	$(231)	$7	$1,533

Schedule of purchased loans
(in thousands)	2018	2017

Residential real estate:
One- to four-family	$1,138	$1,676

Schedule of accretable yield, or income expected to be collected
(in thousands)	2018	2017

Balance at beginning of year	$720	$981
Accretion of income	(86)	(159)
Reclassifications from nonaccretable difference	--	60
Disposals	--	(162)
Balance at end of year	$634	$720